Acquisition costs and other expenditure - Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Acquisition costs and other expenditure from continuing operations
Acquisition costs incurred for insurance policies	$ (4,177)	$ (4,313)	$ (4,471)
Acquisition costs deferred less amortisation of acquisition costs	2,116	59	1,173
Administration costs and other expenditure	(5,019)	(3,877)	(5,008)
Movements in amounts attributable to external unit holders of consolidated investment funds	(203)	(396)	(343)
Total acquisition costs and other expenditure from continuing operations	(7,283)	(8,527)	(8,649)
Upfront fees	182
600m 5.56% and 700m 6.34% Notes
Acquisition costs and other expenditure from continuing operations
Upfront fees	182
Asia
Acquisition costs and other expenditure from continuing operations
Acquisition costs deferred less amortisation of acquisition costs	358	362	246
US
Acquisition costs and other expenditure from continuing operations
Acquisition costs deferred less amortisation of acquisition costs	1,758	(303)	927
Additional costs deferred	807	759	850
DAC amortisation	951	(1,062)	$ 77
Jackson (US insurance operations)
Acquisition costs and other expenditure from continuing operations
Charge for non-deferred acquisition costs and amortisation of costs that were deferred	$ (20)	(9)
Jackson (US insurance operations) | Fixed annuity, GIC and other business
Acquisition costs and other expenditure from continuing operations
Charge for non-deferred acquisition costs and amortisation of costs that were deferred		$ (500)